Property and equipment - Summary of Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,317,879	$ 915,649
Less: accumulated depreciation and amortization	(679,853)	(480,037)
Net property, plant and equipment	638,026	435,612
Minimum
Property, Plant and Equipment [Line Items]
Useful life - years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life - years	15 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	773,894	478,290
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life - years	5 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life - years	7 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79,612	54,058
Useful life - years	5 years
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67,215	56,935
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Useful life - years	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Useful life - years	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 397,158 [1]	$ 326,366	[1]

[1]	Lesser of estimated useful life of asset or lease term